Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	WESTERN WIND ENERGY CORP
Entity Central Index Key	0001271131
Trading Symbol	wnd
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	60,702,947
Document Type	40-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash (Note 24)	$ 429,583	$ 1,119,366
Restricted cash (Note 3)	21,152,225
Accounts receivable	549,558	213,469
Refundable tax credits	107,199	234,873
Prepaid expenses (Note 4)	4,388,572	1,393,764
Deposits (Note 5)	89,587
Assets, Current, Total	26,716,724	2,961,472
Restricted cash (Note 3)	25,863,450	127,128,155
Prepaid expenses (Note 4)	2,860,000
Deposits (Note 5)	745,817	82,312,489
Inventory	691,655
Deferred charges (Note 6)	884,586	16,210,583
Power project development and construction costs (Note 7)	275,102,027	12,265,529
Property and equipment (Note 8)	47,428,356	17,646,346
Intangible assets (Note 9)	350,317	206,001
Goodwill (Note 9)	3,694,998	3,694,998
Deferred income tax assets (Note 15)	11,586,789	8,558,597
Assets, Total	395,924,719	270,984,170
Current liabilities
Accounts payable	17,255,192	3,470,331
Accrued liabilities (Note 10)	6,906,900	5,573,816
Accrued interest liabilities (Note 11)	1,408,935	1,065,657
Deferred income	466,219
Loans payable (Note 12)	103,160,985	16,114,825
Liabilities, Current, Total	129,198,231	26,224,629
Deferred income	8,732,667
Loans payable (Note 12)	214,788,140	208,081,795
Interest rate swap contracts (Note 13)	2,046,708	476,141
Asset retirement obligations (Note 14)	1,366,703	79,050
Warrants (Note 16)	5,664,412	6,424,087
Liabilities, Total	361,796,861	241,285,702
SHAREHOLDERS' EQUITY
Share capital (Note 17)	58,265,706	47,957,243
Additional paid in capital	11,621,019	11,000,751
Share Capital Including Additional paid in capital	69,886,725	58,957,994
Accumulated other comprehensive loss	(2,595,237)	(1,011,374)
Accumulated deficit	(33,163,630)	(28,248,152)
Accumulated other comprehensive loss and Deficit	(35,758,867)	(29,259,526)
Stockholders' Equity Attributable to Parent, Total	34,127,858	29,698,468
Liabilities and Equity, Total	$ 395,924,719	$ 270,984,170

Consolidated statement of operations (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
REVENUE
Energy sales	$ 3,254,393		$ 2,637,927
Expenses
Cost of sales	1,738,728	[1]	1,447,848
General and administration	4,724,330	[1]	2,825,220
Project development	2,347,760	[1]	6,764,115
Amortization	1,355,557		928,297
Asset retirement obligation accretion	27,484		6,806
Interest and finance costs on loans	1,276,933		66,495
Foreign exchange (gain) loss	(6,202)		(202,175)
Operating Expenses	11,464,590		11,836,606
Operating loss	(8,210,197)		(9,198,679)
Interest income	9,186		15,580
Other income	155,024
Gain on sale of assets			22,661
Mark to market gain (loss) on Canadian dollar warrants	215,522		(1,418,733)
Loss before income taxes	(7,830,465)		(10,579,171)
Income tax recovery (Note 15)	2,914,987		11,147,954
NET (LOSS) INCOME	$ (4,915,478)		$ 568,783
Income (loss) per share (Note 17)
Basic (in dollars per share)	$ (0.08)		$ 0.01
Diluted (in dollars per share)	$ (0.08)		$ 0.01
Weighted average number of common shares outstanding
Basic (in shares)	58,715,394		50,866,886
Diluted (in shares)	58,715,394		53,119,267

[1]	Included in cost of sales, general and administration and project development costs are amounts related to stock-based compensation totaling $1,785,065 (2010 - $1,129,948) (Note 17(c)) for the twelve months ended December 31, 2011.

Consolidated statements of Cash Flow (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net (loss) income	$ (4,915,478)	$ 568,783
Items not involving cash
Amortization	1,355,557	928,297
Asset retirement obligation accretion (Note 14)	27,484	6,806
Swap ineffectiveness - Interest and finance costs on loans	11,774
Stock-based compensation expense (Note 17(c))	1,785,065	1,129,948
Deferred income taxes	(3,028,192)	(11,147,928)
Other income	(125,888)
Mark to market gain on Canadian dollar warrants	(215,522)	(1,418,733)
Unrealized foreign exchange gain		(22,181)
Gain on sale of assets		(22,661)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities Excluding Working Capital	(5,105,200)	(9,977,669)
Change in working capital
Accounts receivable	(336,089)	27,793
Refundable tax credits	130,403	(155,016)
Prepaid expenses	(3,109,641)	(940,274)
Accounts payable	902,059	8,160,364
Accrued liabilities	(1,530,922)
Accrued interest liabilities	2,008,862
Inventory	(691,655)
Income taxes refundable		187,264
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(7,732,183)	(2,697,538)
INVESTING ACTIVITIES
Prepaid expenses (Note 4)	(2,860,000)
Deposits	(1,790,852)	(81,847,811)
Property and equipment	(17,312,949)	(878,902)
Power project development and construction costs	(145,262,445)	(6,418,348)
Restricted cash	80,493,819	(127,026,688)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(86,732,427)	(216,171,749)
FINANCING ACTIVITIES
Shares and warrants issued for cash, net of issuance costs	6,593,015	6,646,205
Additional paid in capital	590,087
Loan drawdowns	85,948,478	211,543,240
Loan repayments	(8,332,094)
Cash grant receipt	9,324,382
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	94,123,868	218,189,445
Effect of exchange rate changes	33,385
Net decrease in cash	(307,357)	(679,842)
Cash position, beginning of year	1,119,366	1,799,208
Cash and Cash Equivalents Excluding Restricted Use Funds From Operations	812,009	1,119,366
Restricted use funds from operations - Kingman (Note 3)	(382,426)
Cash position, end of year	429,583	1,119,366
Supplemental cash flow information
Interest paid in cash	9,293	12,701
Interest income received	$ 9,186	$ 2,832

Consolidated statements of shareholders equity, comprehensive income (loss) and warrants (USD $)		Common shares	Additional paid in capital	Accumulated other comprehensive loss	Accumulated Deficit	Comprehensive loss	Total	Warrants
Warrants Balance at Dec. 31, 2009								$ 5,647,611
Balance at Dec. 31, 2009		40,927,945	5,717,925	271,816	(28,816,935)		18,100,751
Warrants Balance (in shares) at Dec. 31, 2009								7,266,732
Balance (in shares) at Dec. 31, 2009		47,542,397
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the period					568,783	568,783	568,783
Change in fair value of interest rate swap				(476,141)		(476,141)	(476,141)
Currency translation adjustment - current period consolidation				(675,395)		(675,395)	(675,395)
Change in fair value of Canadian dollar warrants				(131,654)		(131,654)	(131,654)	2,104,080
Comprehensive loss						(714,407)
Cash transactions
Private placement of 2,300,000 shares at $1.00 per unit, net of issuance costs and broker warrants of C$170,560		1,518,458					1,518,458	585,629
Private placement of 2,300,000 shares at $1.00 per unit, net of issuance costs and broker warrants of C$170,560 (in shares)		2,300,000						1,150,000
Private placement of 2,593,300 shares at $1.10 per unit, net of issuance costs of C$342,532		1,754,998					1,754,998	660,918
Private placement of 2,593,300 shares at $1.10 per unit, net of issuance costs of C$342,532 (in shares)		2,593,300						1,296,650
Broker warrants issued	[1]							99,194
Broker warrants issued (in shares)	[1]							181,531
Broker warrants issued	[2]							59,214
Broker warrants issued (in shares)	[2]							81,513
Exercise of warrants at $0.65 per share		195,514					195,514	(87,270)
Exercise of warrants at $0.65 per share (in shares)		200,000						(200,000)
Exercise of warrants at $1.00 per share		1,788,418					1,788,418	(385,027)
Exercise of warrants at $1.00 per share (in shares)		1,410,284						(1,410,284)
Exercise of options at $1.23 and $1.09 per share for 2010 and 2011 respectively		603,909	(225,821)				378,088
Exercise of options at $1.23 and $1.09 per share for 2010 and 2011 respectively (in shares)		300,000
Exercise of options at $1.43 and 1.11 per share for 2010 and 2011 respectively		261,525	(106,354)				155,171
Exercise of options at $1.43 and 1.11 per share for 2010 and 2011 respectively (in shares)		100,000
Stock and Warrants Issued During Period, Value, Cash		6,122,822	(332,175)	(1,011,374)	568,783		5,790,647	932,658
Stock and Warrants Issued During Period, Shares, Cash (in shares)		6,903,584						1,099,410
Non-Cash Transactions
Bonus shares and warrants issued for financing		906,476					906,476	2,061,219
Bonus shares and warrants issued for financing (in shares)		816,005						3,000,000
Warrants issued								191,304
Warrants issued (in shares)								328,752
Expiry of warrants			4,512,785				4,512,785	(4,512,785)
Expiry of warrants (in shares)								(3,600,007)
Stock-based compensation			1,102,216				1,102,216
Warrants Balance at Dec. 31, 2010							6,424,087	6,424,087
Balance at Dec. 31, 2010		47,957,243	11,000,751	(1,011,374)	(28,248,152)		29,698,468
Warrants Balance (in shares) at Dec. 31, 2010								8,094,887
Balance (in shares) at Dec. 31, 2010		55,261,986
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the period					(4,915,478)	(4,915,478)	(4,915,478)
Change in fair value of interest rate swap				(1,558,793)		(1,558,793)	(1,558,793)
Currency translation adjustment - current period consolidation				24,998		24,998	24,998
Change in fair value of Canadian dollar warrants				(50,068)		(50,068)	(50,068)	544,153
Comprehensive loss						(6,499,341)
Cash transactions
Subscription receivable			590,087				590,087
Exercise of warrants at $0.65 per share		424,826					424,826	(235,612)
Exercise of warrants at $0.65 per share (in shares)		291,099						(291,099)
Exercise of warrants at $1.00 per share		3,229,046					3,229,046	(1,105,222)
Exercise of warrants at $1.00 per share (in shares)		2,051,267						(2,051,267)
Exercise of warrant at $1.15 per share		401,831					401,831	(139,311)
Exercise of warrant at $1.15 per share (in shares)		227,251						(227,251)
Exercise of warrants at $1.25 per share		875,072					875,072	(137,002)
Exercise of warrants at $1.25 per share (in shares)		419,534						(419,534)
Exercise of warrants at $1.50 per share		1,048,173					1,048,173	(276,573)
Exercise of warrants at $1.50 per share (in shares)		514,400						(514,400)
Exercise of warrants at $1.82 per share		150,388					150,388	(1,465)
Exercise of warrants at $1.82 per share (in shares)		69,287						(69,287)
Exercise of options at $1.23 and $1.09 per share for 2010 and 2011 respectively		1,430,676	(668,328)				762,348
Exercise of options at $1.23 and $1.09 per share for 2010 and 2011 respectively (in shares)		684,949
Exercise of options at $1.43 and 1.11 per share for 2010 and 2011 respectively		49,880	(20,707)				29,173
Exercise of options at $1.43 and 1.11 per share for 2010 and 2011 respectively (in shares)		27,000
Exercise of options at $1.23 per share		641,831	(260,473)				381,358
Exercise of options at $1.23 per share (in shares)		300,000
Exercise of options at $1.32 per share		950,746	(455,169)				495,577
Exercise of options at $1.32 per share (in shares)		365,151
Exercise of options at $1.34 per share		799,966	(267,248)				532,718
Exercise of options at $1.34 per share (in shares)		391,023
Exercise of options at $1.54 per share		306,028	(148,338)				157,690
Exercise of options at $1.54 per share (in shares)		100,000
Stock and Warrants Issued During Period, Value, Cash		10,308,463	(1,230,176)	(1,583,863)	(4,915,478)		9,078,287	(1,895,185)
Stock and Warrants Issued During Period, Shares, Cash (in shares)		5,440,961						(3,572,838)
Non-Cash Transactions
Warrants issued								656,736
Warrants issued (in shares)								1,269,584
Expiry of warrants			65,379				65,379	(65,379)
Expiry of warrants (in shares)								(107,693)
Stock-based compensation			1,785,065				1,785,065
Warrants Balance at Dec. 31, 2011							5,664,412	5,664,412
Balance at Dec. 31, 2011		$ 58,265,706	$ 11,621,019	$ (2,595,237)	$ (33,163,630)		$ 34,127,858
Warrants Balance (in shares) at Dec. 31, 2011								5,683,940
Balance (in shares) at Dec. 31, 2011		60,702,947

[1]	Each broker's warrant may be exercised by the holder to acquire one agent's unit at a price of C$1.15 per agent's unit until July 19, 2012. An agent's unit comprises one common share and one-half of one warrant (Note 16).
[2]	Each broker's warrant may be exercised by the holder to acquire one agent's unit at a price of C$1.00 per agent's unit until November 30, 2012 or December 17, 2012. An agent's unit comprises one common share and one-half of one warrant (Note 16).

Consolidated statements of shareholders equity, comprehensive income (loss) and warrants (Parentheticals)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD
Statement Of Stockholders Equity [Abstract]
Issue price of 2,593,300 shares issued under private placement (in dollars per unit)		$ 1.1
Issuance cost (in dollars)			342,532
Issue price of stock issued under private placement net of issuance cost and warrants issued (in dollars per unit)		$ 1
Issuance cost (in dollars)			170,560
Exercise price of warrants, One	$ 0.65	$ 0.65
Exercise price of warrants, Two	$ 1	$ 1
Exercise price of warrants, Three	$ 1.15
Exercise price of warrants, Four	$ 1.25
Exercise price of warrants, Five	$ 1.5
Exercise price of warrants, Six	$ 1.82
Exercise price of options, One	$ 1.09	$ 1.23
Exercise price of options, Two	$ 1.11	$ 1.43
Exercise price of options, Three	$ 1.23
Exercise price of options, Four	$ 1.32
Exercise price of options, Five	$ 1.34
Exercise price of options, Six	$ 1.54

Nature of business	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of business

1.	Nature of business

Western Wind Energy Corp. (the “Company”), together with its subsidiaries (collectively referred to as “Western Wind”), is in the business of developing and operating wind and solar energy projects, principally on properties either owned or leased by the Company in California, Arizona, Puerto Rico and Canada.

Western Wind Energy is a vertically integrated renewable energy development and production company that as at March 12, 2012, owns 165MW of rated capacity in production, in the States of California and Arizona. Western Wind further owns substantial development assets for both solar and wind energy in the U.S. and Canada. The Company is headquartered in Vancouver, BC and has branch offices in Scottsdale, Arizona and Tehachapi, California.

Significant accounting policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant accounting policies

2. Significant accounting policies

These consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The Company began reporting in accordance with U.S. GAAP on January 1, 2011 and formerly reported in accordance with Canadian generally accepted accounting principles (“Canadian GAAP”). Comparative figures, previously reported under Canadian GAAP, have been restated to comply with U.S. GAAP. All information is stated in U.S. dollars unless otherwise noted, and include the following significant accounting policies:

(a) Principles of consolidation

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated.

(b) Foreign currency translation

(i) Change in functional currency

As at December 31, 2010, the Company completed the U.S. dollar financing of its 120MW Windstar and its 10.5MW Kingman projects. At such time, the primary economic environment in which the Company and its wholly owned subsidiaries operated changed. As a result of this financing, almost all of its debt as well as all the Company’s revenue will be denominated in U.S. dollars. This change in functional currency, for the Company’s subsidiaries from Canadian dollars to U.S. dollars, has been accounted for prospectively from December 31, 2010 and prior year financial statements have not been restated for this change.

(ii) Change in reporting currency

Effective January 1, 2011, the Company’s reporting currency was changed to the U.S. dollar. The change in reporting currency has been accounted for retroactively (Note 25).

(iii) Parent company translation

The operations of the parent company are translated into U.S. dollars at the exchange rate in effect at the balance sheet date for all assets and liabilities. Revenues and expenses of the parent company are translated at the average exchange rate prevailing during the period. Translation gains and losses are recorded as a currency translation adjustment in accumulated other comprehensive income (loss). Foreign currency transactions are recorded at the exchange rate in effect at the date of the transaction.

(c) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the amount of revenues and expenses reported during the period. Actual results may differ from those estimates.

Significant areas requiring management estimates in the preparation of these consolidated financial statements include, amongst other things, assessment that the going concern assumption is appropriate, assessment of accounts receivable, accounts payable, accrued liabilities, impairment and amortization of long-lived assets, capitalization of power project and construction costs, asset retirement obligations, goodwill and intangible asset valuations, valuation of interest rate swaps, valuation allowance for deferred income taxes, valuation of stock-based compensation, warrants and allocation of expenses within the consolidated statements of operations.

(d) Cash

Cash consists of cash on deposit with banks. The Company has no cash equivalents as at the reporting dates presented in these financial statements.

(e) Accounts receivable

Accounts receivable are recorded at amortized cost less any allowance for doubtful accounts that is considered necessary. The Company records an allowance for doubtful accounts for any account receivable that management believes is impaired. The Company considers the financial condition of the customers, aging of accounts receivables, the current business environment and historical collection experience when assessing impairment.

(f) Inventory

Inventory consists of spare parts funded by the Company for a two year period under the terms of Kingman’s turbine supply agreement (“TSA”). At the end of the two year term, the spare parts will be replenished at the cost of the vendor.

(g) Restricted cash

Restricted cash includes cash balances held by subsidiaries of the Company for which the use of funds, as required by financing arrangements, is restricted to meet specific operational, project and debt service requirements of those specific subsidiaries. Restricted cash also includes term deposits that are segregated from the Company’s cash balances to secure letters of credit. The funds are disclosed separately since the use of funds is restricted to certain operational and project costs, or cannot be accessed until the expiry of the letters of credit.

(h) Power project development and construction costs

Power project development and construction costs includes costs incurred to secure property rights, to assess the feasibility of the wind or solar projects and for construction and finance costs prior to project completion. These costs include costs paid to third parties and financing costs directly related to the project. These costs will be amortized over the expected useful life of the project once the project commences commercial operations. The recoverability of the capitalized costs is dependent on the Company’s ability to complete construction of the project, meet its obligations under various agreements and complete future operations or dispositions.

(i) Property and equipment

Depreciable assets are recorded at cost less accumulated amortization. Amortization of these assets is based on the cost of the assets less estimated salvage values. All property and equipment are classified as assets held for use as at December 31, 2011.

Land is recorded at cost plus site investigation, legal and title insurance costs. Other generating facilities include electrical infrastructure, buildings, asset retirement obligation and roads. Meteorological towers include wind equipment used for wind assessments during the development stage and monitoring long term wind speeds.

Amortization is on a straight line basis over the following estimated useful lives:

Wind turbines and towers	9 to 20 years
Solar panels and facilities	20 years
Other generating facilities	14 to 20 years
Meteorological towers	5 to 20 years
Furniture and equipment	5 years
Automotive	5 years

(j) Goodwill and intangible assets

The Company has recorded goodwill and intangible assets related to the acquisition of the Mesa Wind Farm. The acquisition was accounted for using the purchase method of accounting. Goodwill is tested for impairment at least annually or when events or circumstances change. Goodwill impairment is assessed based on a comparison of the fair value of an individual reporting unit to the underlying carrying value of the reporting unit’s net assets including goodwill. When the carrying amount of the reporting unit exceeds its fair value, the fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of the impairment loss.

Intangible assets also include amounts allocated to power purchase agreements, interconnection agreements, and to the land right-of-ways for producing wind and solar farms and are amortized on a straight line basis using the following rates:

Land right-of-way	30.5 years
Interconnection agreement	20 years
Power purchase agreement	4 to 20 years
Operations and maintenance agreement	10 years

(k) Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment losses are recognized when the carrying amount of a long-lived asset exceeds the sum of the undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. The impairment loss is determined as the amount by which the long-lived asset’s carrying amount exceeds its fair value.

(l) Deferred income

Deferred income represents proceeds received from the Department of the Treasury, under the U.S. Federal Government’s cash grant program to encourage renewable energy development. The Company will recognize the deferred income balances of each eligible project into income over the life of the respective project.

(m) Interest rate swap contract

The Company has entered into two separate interest rate swap contracts with Keybank to manage its exposure to fluctuations in interest rates on its floating rate term loan (Note 13). The interest rate swap contracts are both derivative financial instruments designated as cash flow hedges and changes in their estimated fair values are recognized in accumulated other comprehensive loss (Note 22) to the extent they have been assessed as effective.

(n) Asset retirement obligations

The Company recognizes the fair value of liabilities for asset retirement obligations in the period in which a reasonable estimate of such costs can be made. The asset retirement obligation is recorded as a liability with a corresponding increase to the carrying amount of the related long-lived asset. Subsequently, the asset retirement cost is allocated to expenses using a systematic and rational method. The asset retirement obligation is adjusted at least annually to reflect period-to-period changes in the liability resulting from passage of time and revisions to either timing or the amount of the original estimate of the undiscounted cash flow. As at December 31, 2011, the Company had an asset retirement obligation with respect to a land right-of-way that is owned by Mesa Wind; and with respect to remediation costs associated with its Kingman project.

(o) Warrants

All warrants granted are valued using the fair value method which is determined by the Black-Scholes pricing model with assumptions for risk free interest rates, dividend yields, volatility factors and an expected life of the warrants, and this value is expensed over the life of the warrants until such warrants are exercised.

(p) Income taxes

The Company follows the asset and liability method of accounting for income taxes. Under this method, the change in the net deferred tax asset or liability is included in the computation of net income. Deferred tax assets and liabilities are measured using the enacted tax rates applicable to taxable income in the years in which the temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Under current conditions and expectations, the Company does not foresee any significant changes in unrecognized tax benefits that would have a material impact on the Company’s financial statements. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company has not accrued interest or penalties related to uncertain tax positions as of December 31, 2011. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

The Company has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits.

(q) Revenue recognition

Revenue derived from the sale of energy in the form of electricity is recognized on the accrual basis at the time electricity is delivered at the point of interconnection to the utility and at rates pursuant to the relevant power purchase agreement.

(r) Stock-based compensation

All stock option awards granted to consultants or employees and directors are valued using the fair value method. The fair value of stock options is determined by the Black-Scholes option pricing model with assumptions for risk free interest rates, dividend yields, volatility factors of the expected market price of the Company’s common shares and an expected life of the options and is expensed over the vesting period. The fair value of direct awards of shares is determined by the quoted market price of the Company’s stock at grant date and is recorded as stock-based compensation expense over the vesting period.

(s) Income (loss) per share

Income (loss) per share is computed using the weighted average number of common shares outstanding during the year. Diluted earnings per share amounts would be calculated giving effect to the potential dilution that would occur if securities or other contracts to issue common shares were exercised or converted to common shares using the treasury stock method, if the Company had positive net earnings. The treasury stock method assumes that proceeds received from the exercise of stock options and warrants are used to repurchase common shares at the prevailing market rate. Shares held in escrow and contingently cancellable are included in the computation of basic loss per share.

(t) Financial instruments

FASB Accounting Standards Codification Topic 820, Fair Value Measurements requires disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

ASC 820-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, such as: quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(u) New accounting pronouncements effective in the year ended December 31, 2011

In April 2010, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update, which addressed the classification of employee share-based payment awards with an exercise price denominated in the currency of a market in which the underlying equity securities trades. This update clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity should not classify such an award as a liability if it otherwise qualifies as equity. The adoption by the Company on January 1, 2011 did not have a material impact on the Company's consolidated financial statements.

(v) New accounting pronouncements effective in future periods

(i) Accounting for Fair Value Measurement

On May 12, 2011, FASB amended authoritative accounting guidance regarding fair value measurement and disclosure requirements. The amendment prohibits the application of block discounts for all fair value measurements, permits the fair value of certain financial instruments to be measured on the basis of the net risk exposure and allows the application of premiums or discounts to the extent consistent with the applicable unit of account. The amendment clarifies that the highest-and-best use and valuation-premise concepts are not relevant to financial instruments. Expanded disclosures are required under the amendment, including quantitative information about significant unobservable inputs used for Level 3 measurements, a qualitative discussion about the sensitivity of recurring Level 3 measurements to changes in unobservable inputs disclosed, a discussion of the Level 3 valuation processes, any transfers between Levels 1 and 2 and the classification of items whose fair value is not recorded but is disclosed in the notes. The amendment is effective prospectively during interim and annual periods beginning after December 15, 2011 (January 1, 2012 for the Company). The adoption of this amendment is not expected to have a material effect on the Company's financial statements.

ii. Presentation of Comprehensive Income

On June 16, 2011, FASB issued new accounting guidance that revises the manner in which entities present comprehensive income in their financial statements. The new guidance requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The new guidance does not change the items that must be reported in other comprehensive income and does not affect the calculation or reporting of earnings per share. The amendment is applicable retrospectively effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (January 1, 2012 for the Company). However, on December 23, 2011, the FASB issued new guidance that postpones indefinitely the application of certain provisions of the guidance issued in June 2011. The requirement to present reclassification adjustments out of accumulated other comprehensive income by component will be further deliberated by the FASB. The adoption of this amendment is not expected to have a material effect on the Company's financial statements.

Restricted cash	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Restricted cash

3. Restricted cash

	December 31,	December 31,
	2011	2010
	$	$

Restricted term deposits (i)	12,000,000	2,400,000
Restricted use funds from operations - Kingman (ii)	382,426	-
Operations and maintenance reserve - Kingman (iii)	257,730	-
Debt service reserves (iv)	10,044,143	-
Construction escrow account - Windstar (v)	24,226,678	124,621,978
Restricted credit card - term deposit (vi)	104,698	106,177
	47,015,675	127,128,155
Less: Construction escrow account - Windstar, current	(21,152,225)	-
Restricted cash, non-current	25,863,450	127,128,155

i. The Company secured a development bond of $2,400,000 in 2010, and a performance bond of $9,600,000 in 2011, with Southern California Edison (“SCE”) as required by the related power purchase agreement (“PPA”). The combined bonds of $12,000,000 will remain with SCE, as performance collateral, for the 20 year term of the PPA, and shall be returned to the Company, with accrued interest, upon performance completion.

ii. On December 31, 2011, the Company had a restricted use funds balance of $382,426, from the Kingman project’s net cash flows from operations. These funds are restricted use funds reserved for Kingman working capital requirements and distributions, in accordance with the annual operating budget and credit agreement.

iii. On December 31, 2011, the Company funded the operations and maintenance reserve with an amount of $257,730, for the Kingman project as required by the Kingman credit agreement.

iv. In 2011, the Company transferred a total of $9,213,950 from the Windstar construction escrow account to the debt service reserve account for the entirety of the Windstar senior secured notes term (Note 12 (a)).

On December 31, 2011, the Company funded the Kingman debt service reserve with an amount of $830,193, as required by the Kingman credit agreement.

v. On December 9, 2010, the Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders (Note 12). On December 15, 2010, pursuant to this agreement $178,520,000 was drawn from the lenders, $2,981,795 of cash equity was provided by the Company. Amounts were paid for construction before December 31, 2010, leaving a balance of $124,621,978. Further equity contributions were made in February and April 2011 of $600,000 and $1,200,000 respectively. On August 18, 2011, the remaining $25,939,000 was drawn from the lenders. $185,014,117 has been paid for project costs leaving a balance of $24,226,678 in a restricted escrow construction account to be used solely for costs related to the Windstar project (Note 12 (a)).

vi. C$100,000 (2010 - C$100,000) has been placed on deposit to secure corporate credit cards.

Prepaid expenses	12 Months Ended
Dec. 31, 2011
Prepaid Expenses Disclosure [Abstract]
Prepaid expenses

4. Prepaid expenses

	December 31,	December 31,
	2011	2010
	$	$

Prepaid operations and maintenance fees (i)	5,280,000	-
Other	1,968,572	1,393,764
	7,248,572	1,393,764
Less: Current	(4,388,572)	(1,393,764)
	2,860,000	-

  (i)         Pursuant to the terms of the Gamesa Wind U.S. LLC (“Gamesa”) TSA, the Company prepaid the first two years of operations and maintenance services.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

5. Deposits

			December 31, 2011
	Initial	Deposits	Costs	Remaining
	deposits	made	incurred	deposits
	$		$	$

RMT (i)	13,890,773	-	(13,801,186)	89,587
Gamesa (ii)	66,524,759	-	(66,524,759)	-
Southern California Edison (iii)	1,181,250	-	(1,181,250)	-
Other	715,707	735,749	(705,639)	745,817
	82,312,489	735,749	(82,212,834)	835,404
Less: Current	-	-	-	(89,587)
Deposits, non-current	82,312,489	735,749	(82,212,834)	745,817

			December 31, 2010
	Initial	Deposits	Costs	Remaining
	deposits	made	incurred	deposits
	$	$	$	$

RMT (i)	-	14,322,251	(431,478)	13,890,773
Gamesa (ii)	-	66,524,759	-	66,524,759
Southern California Edison (iii)	-	1,181,250	-	1,181,250
Other	-	715,707	-	715,707
	-	82,743,967	(431,478)	82,312,489

i. In the fourth quarter of 2010, the Company entered into two Engineering, Procurement and Construction Agreements (“EPC’s”) with RMT, Inc. (“RMT”) for a total of $53 million ($45 million for the Windstar project and $8 million for the Kingman project). Pursuant to these agreements, RMT will provide full design, engineering, procurement, construction, and testing for the Windstar and Kingman projects. This would include all engineering, materials, equipment, tools, labor and supervision required to complete those projects. RMT will also perform testing and quality control on all aspects of the project and supply all other designs, tools, equipment, supplies, parts, consumables and labor required to design and build a fully functioning project (Note 19(h)).

ii. In December 2010, the Company entered into two Turbine Supply Agreements (“TSA’s”) with Gamesa for 60 wind turbines for the Windstar project and 5 for the Kingman project for a total contract price of $167 million ($155 million for the Windstar project and $12 million for the Kingman project). Initial deposits of approximately $61.9 million for Windstar and $4.6 million for Kingman were made, both of which have been fully utilized as of December 31, 2011.

iii. The Company entered into a large generator interconnection agreement (“LGIA”) with SCE for the Windstar project. In accordance with this agreement, in 2010, the Company paid a security deposit of $875,000 that will cover costs incurred by SCE in connection with the LGIA, and $306,250 was also paid to cover potential tax liabilities arising from future activities related to the LGIA, both of which have been fully utilized as of December 31, 2011.

Deferred charges	12 Months Ended
Dec. 31, 2011
Deferred Charges Disclosure [Abstract]
Deferred charges

6. Deferred charges

	December 31,	December 31,
	2011	2010
	$	$

Windstar senior secured notes	347,147	6,354,075
Windstar bridge financing	346,116	6,335,211
Corporate bridge financing	191,323	1,254,676
Kingman credit agreement	-	2,266,621
	884,586	16,210,583

Windstar senior secured notes

The Company changed the presentation of finance fees directly related to its Windstar senior secured notes with various institutional lenders (Note 12(a)) to deferred charges as at June 30, 2011. The Company previously netted $6,645,380 of finance fees directly related to the financing as being netted against the loan as at December 31, 2010. The December 31, 2010 Balance Sheet presentation has been changed to be consistent and comparable with this change in presentation. As at December 31, 2011, $6,298,233 (December 31, 2010 - $291,305) of the finance fees have been amortized and capitalized to power project development and under construction costs and will be amortized over the estimated period of construction ending February 2012.

Windstar bridge financing

The Company changed the presentation of finance fees directly related to its Windstar bridge financing (Note 12(b)) to deferred charges as at June 30, 2011. The Company previously netted $6,625,650 of finance fees directly related to the financing as being netted against the loan as at December 31, 2010. The December 31, 2010 Balance Sheet presentation has been changed to be consistent and comparable with this change in presentation. As at December 31, 2011, $6,279,534 (December 31, 2010 - $290,439) of the finance fees have been amortized and capitalized to power project development and under construction costs and will be amortized over the estimated period of construction ending February 2012.

Corporate bridge financing

The Company changed the presentation of finance fees directly related to its Corporate bridge financing (Note 12(c)) to deferred charges as at June 30, 2011. The Company previously netted $2,402,230 of finance fees directly related to the financing as being netted against the loan as at December 31, 2010. The December 31, 2010 Balance Sheet presentation has been changed to be consistent and comparable with this change in presentation. On November 14, 2011, another $220,000 in deferred charges were recorded in relation to the Company’s $2,000,000 corporate promissory note (Note 12(c)). As at December 31, 2011, $2,430,907 (December 31, 2010 -$1,147,554) of the finance fees have been amortized and capitalized to power project development and under construction costs and will be amortized over the estimated period of construction.

Kingman credit agreement

The Company changed the presentation of finance fees directly related to the Credit agreement with Keybank National Association (Note 12(d)) to deferred charges as at June 30, 2011. The Company previously netted $2,330,470 of finance fees directly related to the financing as being netted against the loan as at December 31, 2010. The December 31, 2010 Balance Sheet presentation has been changed to be consistent and comparable with this change in presentation. As at December 31, 2011, the finance fees have been fully amortized and capitalized to property and equipment (December 31, 2010 - $63,849).

Power project development and construction costs	12 Months Ended
Dec. 31, 2011
Plant Construction Disclosure [Abstract]
Power project development and construction costs

7. Power project development and construction costs

	Windstar	Mesa Wind	Kingman	Yabucoa
	120 MW	50MW	10.5MW	30MW	Total
	$	$	$	$	$

December 31, 2010	10,339,885	470,310	1,021,076	434,258	12,265,529
Additions	248,566,909	84,506	29,973,266	15,206,159	293,830,840
Transfers to property and equipment	-	-	(30,994,342)	-	(30,994,342)
December 31, 2011	258,906,794	554,816	-	15,640,417	275,102,027

	Windstar	Mesa Wind	Kingman	Yabucoa
	120 MW	50 MW	10.5 MW	30 MW	Total
	$	$	$	$	$

December 31, 2009	2,381,134	312,993	91,982	-	2,786,109
Additions	7,958,751	157,317	929,094	434,258	9,479,420
December 31, 2010	10,339,885	470,310	1,021,076	434,258	12,265,529

Included in the power project development and construction costs balance for Windstar are interest costs of $19,271,547 for the year ended December 31, 2011 (2010 - $ 1,092,649).

Effective September 24, 2011, the Kingman fully integrated combined 10MW wind and 0.5MW solar energy project was commercially operational. All power project development and under construction costs were transferred to Property and Equipment (Note 8) and began being amortized.

Property and equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and equipment
8. Property and equipment

		December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Land	9,650,656	-	9,650,656
Wind turbines and towers	30,883,331	(6,917,637)	23,965,694
Other generating facilities	12,273,323	(1,517,871)	10,755,451
Solar panels and facilities	2,587,257	(34,606)	2,552,651
Meteorological towers	583,493	(285,791)	297,703
Furniture and equipment	252,247	(182,351)	69,896
Automotive (Note 12(g) and (h))	456,182	(319,877)	136,305
	56,686,489	(9,258,133)	47,428,356

		December 31, 2010
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Land	9,644,578	-	9,644,578
Wind turbines and towers	12,586,682	(5,951,233)	6,635,449
Other generating facilities	2,405,300	(1,351,552)	1,053,749
Meteorological towers	347,730	(245,789)	101,941
Furniture and equipment	169,133	(110,871)	58,262
Automotive (Note 12(g) and (h))	412,103	(259,735)	152,368
	25,565,526	(7,919,180)	17,646,346

Total amortization for the year ended December 31, 2011 was $1,338,953 (2010 - $915,232).

Goodwill and intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets

9. Goodwill and intangible assets

			December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Power purchase agreements	69,907	(58,432)	11,475
Interconnection agreement	155,606	(2,096)	153,510
Land right-of-way	368,826	(183,494)	185,332
Intangible assets	594,339	(244,022)	350,317
Goodwill	3,694,998	-	3,694,998
	4,289,337	(244,022)	4,045,315

			December 31, 2010
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Power purchase agreement	64,592	(51,122)	13,470
Land right-of-way	368,827	(176,296)	192,531
Intangible assets	433,419	(227,418)	206,001
Goodwill	3,694,998	-	3,694,998
	4,128,417	(227,418)	3,900,999

Total amortization for the year ended December 31, 2011 was $16,604 (2010 - $13,065).

Accrued liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities Disclosure [Abstract]
Accrued liabilities
10. Accrued liabilities

	December 31,	December 31,
	2011	2010
	$	$

Construction in progress	4,320,775	-
Institutional lenders fees/warrants	-	2,185,564
Non-equity incentive plan compensation	1,756,155	3,238,078
Other	829,970	150,174
	6,906,900	5,573,816

Accrued interest liabilities	12 Months Ended
Dec. 31, 2011
Accrued Interest Liabilities [Abstract]
Accrued interest liabilities

11. Accrued interest liabilities

	December 31,	December 31,
	2011	2010
	$	$

Corporate bridge financing	1,390,672	462,571
Kingman credit agreement	15,302	13,523
Yabucoa - REC promissory note	2,961	-
Windstar senior secured notes	-	589,563
	1,408,935	1,065,657

Loans payable	12 Months Ended
Dec. 31, 2011
Loans Payable [Abstract]
Loans payable

12. Loans payable

	December 31,	December 31,
	2011	2010
	$	$

Windstar senior secured notes (a)	204,459,000	178,520,000
Windstar bridge financing (b)	51,013,346	25,000,000
Corporate bridge financing (c)	18,867,922	14,003,312
Kingman credit agreement (d)	16,000,000	6,561,508
Gamesa deferred financing (e)	15,488,574	-
REC promissory note (f)	12,006,600	-
Crane financing contract (g)	62,242	111,800
Vehicle financing (h)	51,441	-
	317,949,125	224,196,620
Less: Current	103,160,985	16,114,825
Loans payable, non-current	214,788,140	208,081,795

(a) Windstar senior secured notes

The Company entered into a $204,459,000 Senior Secured Note Purchase Agreement (“Note purchase agreement”) with various institutional lenders to finance the Windstar project. The notes are issued under either Series A, Series B, Series C or Series D notes depending on certain project milestones. As of December 31, 2011, Series A, Series B, and Series C notes were issued for a total of $204,459,000 funds to the Company. Interest on both Series A and Series B notes are paid at an annual rate of 7.249%, and interest on the Series C notes is to be paid monthly at an annual rate of 6.75%. On term conversion date, or the date at which certain conditions have been met, including substantial project construction completion, all Series A, B and C notes are exchanged for Series D notes. Interest on the Series D notes will be paid every three months at an annual rate of 7.19%. The maturity date of these Series D notes is 20 years from the conversion date. Repayment of the notes begins on term conversion date.

The funds from the notes are solely for project costs related to the Windstar project and are held in a restricted construction escrow account (Note 3). On a monthly basis, the Company applies for the funds to be released from the escrow account to pay for specified construction costs.

The notes are secured by a first lien on all the project assets including restricted cash amounts.

(b) Windstar bridge financing

The Company signed a financing agreement with Rabobank to finance the Windstar project for up to $55,000,000 in the form of a letter of credit (“LC”). Interest on amounts drawn from the LC is based on LIBOR plus the applicable margin. An LC fee is also charged on the undrawn portion of the LC. Interest and the LC fee are due monthly. The loan matures on the date upon which Windstar receives the U.S. Department of Energy cash grant described below but no later than July 31, 2012. As at December 31, 2011, Rabobank had funded $51,013,346. Pursuant to this agreement the Company will pay a construction loan commitment fee of 0.625% per annum on the daily average unutilized construction loan commitment. The fee is due quarterly.

The proceeds of the letter of credit are to be used to pay specified project costs incurred by Windstar Energy.

The borrowers have the option to make prepayments at any time. Mandatory prepayments are made when Windstar receives any amounts related to the cash grant; and any distributions to which Windstar Energy and borrowers are entitled under the Note Purchase Agreement (Note 12(a)) and Intercreditor Agreement between the Company, Rabobank and the Windstar senior secured notes lenders. No amounts repaid can be re-borrowed.

(c) Corporate bridge financing

The loan is secured by a first lien on the cash grant proceeds and Windstar Holding’s equity interest in Windstar Energy and a second lien on all the assets of Windstar Energy. The cash grant is a U.S. Federal Government program to encourage renewable energy development through a 30% cash grant paid by the U.S. Department of Energy and is part of the American Recovery and Reinvestment Act of 2009.

In December 2010, the Company entered into two corporate loan agreements with two institutional investors for a total of $9,500,000. The loans including outstanding bonuses and interest were renewed in December 2011 and mature in December 2012. The $6,634,233 loan, comprised of the original $5,000,000 loan plus $1,000,000 bonus and interest, bears interest at 20% per annum and the $5,070,840, comprised of the original $3,600,000 loan plus $900,000 bonus and interest, bears interest at 25% per annum. Both corporate loan agreements allow for early repayment by the Company, without premium or penalty.

On January 15, 2010, the Company entered into two corporate loan agreements with two institutional investors for a total of $2,500,000. The loans are secured by the Company’s property. The loans including outstanding interest were renewed on January 15, 2011 and mature on January 15, 2012. The $2,210,000 loan, comprised of the original $2,000,000 loan plus interest, bears interest at 10% per annum and the $552,358 loan, comprised of the original $500,000 loan plus interest, bears interest at 12% per annum. Both loans have bonuses owing at maturity of $442,000 and $138,089 respectively.

On June 30, 2010, the Company entered into a corporate loan agreement with an institutional investor for a total of $2,000,000. The loan bears interest at 10% per annum, compounded monthly. The loan including outstanding interest was renewed on June 30, 2011 and matures on June 30, 2012. The $2,209,426 loan, comprised of the original $2,000,000 loan plus interest, bears interest at 12% per annum. The loan includes a bonus of $243,037 owed at maturity.

On November 14, 2011, the Company signed a corporate promissory note agreement with an institutional investor for $2,000,000. The note carries a $220,000 upfront fee payable at maturity. The principal amount of the note and the upfront fee bear interest at 12% per annum, compounded monthly. The promissory note matures on November 13, 2012.

(d) Kingman credit agreement

The Company signed a credit agreement with Keybank that will provide the Company with a $4,200,000 Treasury Grant Loan and a Construction Loan facility of up to $16,000,000. The proceeds from the loans were used solely to pay construction costs related to the Kingman project. Interest was paid at a rate per annum equal to the adjusted Eurodollar rate in effect and the applicable margin of 3.25%. Interest was due quarterly. Before the Construction Loan conversion and Treasury Grant Loan repayment, the full $20,200,000 was drawn.

On December 30, 2011, the $4.2 million Treasury Grant Loan was repaid with proceeds from the Kingman cash grant, terminating all obligations under the loan agreement.

On December 23, 2011, the Construction Loan Facility was converted to a $16,000,000 Term Loan. As of the date of conversion, the applicable margin with respect of the Base Rate and Eurodollar Loans will increase by 0.25% on each three-year anniversary of the conversion date until final maturity date. The maturity date of the Term loan is 7 years from the conversion date and the loan will be amortized over 18 years.

The funds from operations are held in restricted escrow accounts. On a monthly basis, the Company applies for funds to be released from the escrow accounts to pay for specified operating costs and debt service payments.

The loan is secured by a first lien on all of the Kingman assets.

In connection with the Term loan, the Company entered into two consecutive interest rate swap contracts with Keybank that fix the average interest rate for the term loan to under 6.78% per annum, commencing on term conversion, and at 6.73% per annum on the latter half, ending July 29, 2029 (Note 13).

(e) Deferred financing

The Company has entered into $15,488,574 of deferred financing with one of its project vendors. The Company has until the earlier of the receipt of the U.S. Department of Energy cash grant or 90 days after the initial operations date to repay the deferred financing balance.

(f) REC promissory note

On December 29, 2011, the Company signed a promissory note with REC U.S. Holdings, Inc. for $12,006,600. The note bears interest of three percent per annum. The note and accrued interest are due on April 30, 2012.

On December 29, 2011, the Company entered into a module supply agreement with REC Solar U.S., LLC for the purchase of solar modules totaling 42MW for use in construction of the Company’s Yabucoa, Puerto Rico solar project. The full amount of the promissory note was used to purchase an initial 12MW of solar modules.

(g) Crane financing contract

The Wells Fargo Equipment Finance contract balance of $62,242 as at December 31, 2011 is secured by the equipment purchased and is repayable in 60 blended monthly payments of $4,638 commencing on March 20, 2008 with interest at a rate of 6.82% per annum.

(h) Vehicle financing

The Company financed the purchase of a vehicle, the contract balance was $51,441 at December 31, 2011 and is secured by the vehicle and is repayable in 48 blended monthly payments of $1,297 commencing on October 15, 2011, with interest at a rate of 5.49% per annum.

(i) Loan payable

Principal payments due in the next five years are as follows:

$

2012	103,160,985
2013	8,543,246
2014	7,997,641
2015	8,108,393
2016	8,582,399
Thereafter	181,556,461
317,949,125

Interest rate swap contracts	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap contracts

13. Interest rate swap contracts

On December 21, 2010, the Company entered into an interest rate swap contract that provides for quarterly settlements from July 31, 2011 to July 31, 2018. Pursuant to the interest rate swap agreement, the Company will receive interest on a notional amount at USD LIBOR from the counterparty and will pay interest on a notional amount at an interest rate of 3.525%. The notional amount is $16,000,000 and is reduced in amounts based upon a schedule of principal repayments on the $16,000,000 Keybank floating rate term loan over the life of the interest rate swap. The Company and the counterparty net settle the amount owing on a quarterly basis commencing September 30, 2011.

On December 16, 2011, the Company entered into a second interest rate swap contract that provides for quarterly settlements from July 21, 2018 to June 29, 2029. Pursuant to the interest rate swap agreement, the Company will receive interest on a notional amount at USD LIBOR from the counterparty and will pay interest on a notional amount at an interest rate of 3.480%. The notional amount is $16,000,000 and is reduced in amounts based on the scheduled principal repayments of the $16,000,000 Keybank floating rate term loan over the life of the interest rate swap. The Company and the counterparty net settle the amount owing on a quarterly basis commencing September 30, 2018.

On December 21, 2010, the Company designated the first interest rate swap as an accounting cash flow hedge of the interest rate exposure on the Keybank floating rate Term Loan for the period from July 31, 2011 to July 31, 2018.

On December 16, 2011, the Company designated the second interest rate swap as an accounting cash flow hedge of the interest rate exposure on the Keybank floating rate Term Loan for the period from July 21, 2018 to June 29, 2029.

While the fair value of the interest rate swap contracts continue to be recognized on the balance sheet at each period end, the changes in the fair value of the effective portion of the interest rate swap contracts are recorded from December 21, 2010, and December 16, 2011, onwards in accumulated other comprehensive income until such time as the gain or loss is realized, at which time the gain or loss is reclassified to net loss. The change in the fair value of the ineffective portion of the interest rate swap contracts is recorded in the statements of operations. See also Note 22(d).

Asset retirement obligations	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations

14. Asset retirement obligations

The changes in the asset retirement obligation liability are as follows:

	December 31,	December 31,
	2011	2010
	$	$

Balance, beginning of period	79,050	72,244
Increase in obligations for:
Kingman remediation costs (i)	1,260,169	-
Accretion expense	27,484	6,806
Balance, end of period	1,366,703	79,050

The total undiscounted amount of estimated cash flows required to settle the asset retirement obligations is $5,145,596 (2010 - $820,504), which has been discounted using credit adjusted discount rates ranging from 6.36% to 9.42% per annum. The majority of the reclamation obligations are not expected to be paid until 2031.

(i) Pursuant to resolution 2007-404 from the Mohave County Board of Supervisors, the Company is required to fully decommission the Kingman site at the end of the life of the project.

Income taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income taxes

15. Income taxes

	December 31,	December 31,
	2011	2010
	$	$

Income taxes (recovery)
Current	113,205	-
Deferred	(3,028,192)	(11,147,954)
	(2,914,987)	(11,147,954)

The items accounting for the difference between income taxes computed at the statutory rate of 26.5% (2010 -29.0%) and the provision for income taxes are as follows:

	December 31,	December 31,
	2011	2010
	$	$
Loss from continuing operations before income tax	(7,830,465)	(10,579,171)

Computed tax recovery at statutory rate	(2,075,073)	(3,067,960)
Increase (decrease) resulting from permanent differences
Stock-based compensation	462,574	324,577
Foreign exchange on translation	(25,320)	(350,025)
Other	(175,668)	(210,909)
U.S. and Canadian tax rate difference	(820,542)	(486,588)
Change in deferred income tax rates	506,110	-
Intercompany transactions not eliminated for tax purposes	1,046,220	-
Cash grant receipt	(1,965,428)	-
Change in valuation allowance	132,140	(7,357,049)
Income tax recovery	(2,914,987)	(11,147,954)

Significant components of the Company’s deferred income taxes were as follows:

	December 31,	December 31,
	2011	2010
	$	$
Deferred income tax assets
Power project construction costs	4,469,021	4,126,018
Accrued liabilities	744,141	-
Unpaid interest	821,049	-
Asset retirement obligation	50,264	31,876
Deferred income	3,860,588	-
Other	187,750	4,768
Finance costs	-	3,584,140
Net operating losses carryforward	16,397,038	3,642,848
	26,529,851	11,389,650
Valuation allowance	(378,061)	(245,921)
Deferred income tax assets	26,151,790	11,143,729
Deferred income tax liabilities
Property and equipment	(13,749,122)	(2,507,497)
Finance costs	(432,908)	-
Inventory	(290,274)	-
Intangibles	(92,697)	(77,635)
	(14,565,001)	(2,585,132)
Net deferred income tax asset	11,586,789	8,558,597

Realization of the deferred income tax assets (“DITA”) is dependent upon the generation of sufficient taxable income prior to the expiration of the net operating losses. Although realization is not assured, management believes it is more likely than not that the DITA as at December 31, 2011 will be realized.

Management believes that no liability for all open tax years, based on its assessment of many factors, including among others, past experience and interpretations of local income tax regulations. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. As a result, it is possible that federal, state and foreign tax examinations will result in assessments in future periods. To the extent any such assessments occur, and if adjustments are required, the Company will account for them as appropriate at that time.

As of December 31, 2011, the Company has not been subject to Canadian, U.S. federal or U.S. state income tax examinations. The Company remains open to examination by the Canada Revenue Agency for the years 2007 to 2011, by the Internal Revenue Service for the years 2008 to 2011 and by local state jurisdictions for the years 2002 to 2011.

At December 31, 2011, the Company has total non-capital losses carried forward for U.S. federal income tax purposes of approximately $37,168,017 which expire at various times, commencing in 2022. Non-capital losses carried forward may be subject to certain limitations under Section 382 of the Internal Revenue Code. For Canadian income tax purposes, the Company has total non-capital losses carried forward of approximately $3,649,023 which expire at various times commencing in 2025.

Warrants	12 Months Ended
Dec. 31, 2011
Warrants [Abstract]
Warrants

16. Warrants

Share purchase warrants outstanding as at December 31, 2011:

Number of		Amount	Exercise
warrants (i)		($)	price	Expiry date
			C$
29,694	(ii)	10,675	1.82	January 21, 2012
782,250	(iv)	531,345	1.50	July 6, 2012
84,052	(iii),(iv),(ix)	77,366	1.15	July 19, 2012
382,241	(v), (ix)	344,329	1.25	November 30, 2012
28,507	(v), (ix)	43,409	1.00	November 30, 2012
3,000,000	(vi)	3,223,864	1.00	December 15, 2012
372,259	(vii)	337,706	1.25	December 17, 2012
4,937	(vii)	7,555	1.00	December 17, 2012
1,000,000	(viii)	1,088,163	1.00	January 31, 2013
5,683,940		5,664,412

(i) Each share purchase Warrant entitles the holder to acquire one common share of the Company upon the payment of the exercise price as indicated.

Warrants granted are exercisable at the holder’s option once any required holding periods expire. There are no conditions whereby the Company would have to settle the warrants in cash.

(ii) On January 15, 2010, the Company entered into two corporate loan agreements totaling $2,500,000. Pursuant to the loan the Company granted 98,980 Finder’s Warrants to PI Financial Corp., who acted as an advisor on the loan, exercisable into common shares at any time before January 21, 2012 with an exercise price of C$1.82 per share. Included in total issuance costs is a cash commission to PI Financial Corp. equal to 7% of the loan amount.

(iii) On June 30, 2010, the Company entered into a corporate loan agreement totaling $2,000,000. Pursuant to the loan the Company granted 129,772 Finder’s Warrants to PI Financial Corp., who acted as an advisor on the loan, exercisable into common shares at any time before July 19, 2012 with an exercise price of C$1.15 per share. Included in total issuance costs is a cash commission to PI Financial Corp. equal to 7% of the loan amount.

(iv) In July 2010, the Company closed two brokered private placements of 1,028,800 Units and 1,564,500 Units at a price of C$1.10 per Unit for total gross proceeds of C$2,852,630. Each Unit was comprised of one common share of the Company and one half of one share purchase warrant. Each whole warrant entitles the holder to acquire one common share of the Company at a price of C$1.50 per share after the hold period expires on October 31, 2010 and November 6, 2010 respectively and at any time on or prior to the close of business on June 30, 2012 and July 6, 2012 respectively. The Company also granted 181,531 Broker’s warrants exercisable into common shares at any time before July 19, 2012 with an exercise price of C$1.15 per share. Included in total issuance costs is a cash commission equal to 7% of the gross proceeds.

(v) On November 30, 2010, the Company closed a non-brokered private placement of 914,482 units at a price of C$1.00 per unit for total gross proceeds of C$914,482. Each unit was comprised of one common share of the Company and one half of one share purchase warrant. Each whole warrant entitles the holder to acquire one common share of the Company at a price of C$1.25 per share after the hold period expired on March 31, 2011 and at any time on or prior to the close of business on November 30, 2012. The Company also granted 64,013 Broker’s warrants exercisable into Units at any time before November 30, 2012 with an exercise price of C$1.00 per Unit. The Units have the same terms as those to be issued to the subscribers. Included in total issuance costs is a cash commission equal to 7% of the gross proceeds of the Offering.

(vi) On December 9, 2010, the Company issued 3,000,000 warrants to Rabobank in connection with the closing of the Windstar bridge financing (Note 12(b)). The warrants entitle the holder to acquire one common share of the Company at a price of C$1.00 per share at any time on or prior to the close of business on December 9, 2012.

(vii) On December 17, 2010 the Company issued to management, employees and directors, by way of non-brokered private placement, 1,135,518 Units at a price of C$1.00 per Unit for gross proceeds of C$1,135,518. Each whole warrant entitles the holder to acquire one common share of the Company at a price of C$1.25 per share after the hold period expired on April 18, 2011 and at any time on or prior to the close of business on December 17, 2012.

On December 17, 2010, the Company closed a non-brokered private placement of 250,000 units at a price of C$1.00 per unit for total gross proceeds of C$250,000. Each unit was comprised of one common share of the Company and one half of one share purchase warrant. Each whole warrant entitles the holder to acquire one common share of the Company at a price of C$1.25 per share after the hold period expired on April 18, 2011 and at any time on or prior to the close of business on December 17, 2012. The Company also granted 17,500 Broker’s Warrants exercisable into Units at any time before December 17, 2012 with an exercise price of C$1.00 per Unit. The Units have the same terms as those to be issued to the subscribers. Included in total issuance costs is a cash commission equal to 7% of the gross proceeds of the Offering.

(viii) On January 31, 2011, the Company issued 1,000,000 warrants to the senior lenders in connection with the closing of the Windstar financing (Note 12(a)). The warrants entitle the holder to acquire one common share of the Company at a price of C$1.00 per share after the hold period expired on June 1, 2011 and at any time on or prior to the close of business on January 31, 2013.

(ix) For the year ended December 31, 2011, a total 291,099 Broker warrants were exercised at C$0.65 and one half of one share purchase warrant was issued for each broker unit exercised. The recorded value of the broker warrants previously reflected the value of the one half of one share warrant.

For the year ended December 31, 2011, a total 2,051,267 warrants were exercised at a price of C$1.00, 227,251 warrants were exercised at a price of C$1.15, 419,534 warrants were exercised at a price of C$1.25, 514,400 warrants were exercised at a price of C$1.50 and 69,287 warrants were exercised at a price of C$1.82.

The fair value of the Company’s warrants for the year ended December 31, 2011 and December 31, 2010 was estimated using the Black-Scholes pricing model using the following weighted average assumptions:

	December 31,	December 31,
	2011	2010

Expected life (in years)	2	2
Risk-free interest rate	0.95%	1.40%
Expected stock volatility	62%	77%
Dividend yield	0%	0%

Share capital	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Share capital

17. Share capital

(a) As at December 31, 2011 and December 31, 2010, the Company had 60,702,947 and 55,261,986 common shares issued and outstanding, respectively.

(b) 750,000 shares were originally held in escrow, the release of which is subject to the direction of the regulatory authorities having jurisdiction. The conditions for release of these shares are complete and the officers and directors entitled to the shares no longer have any continuing service requirements in order to obtain those shares. During 2010, 150,002 shares were released and then a further 149,998 shares were released during, 2011, leaving a balance of 299,996 shares held in escrow. The escrow shares are released over a six year basis and will be fully released in December 2013. The release of the escrow shares is subject to the approval of the TSX Venture Exchange.

(c) The Company has a stock option plan (the “Plan”) and has allotted and reserved up to an aggregate of 11,871,107 common shares representing 20% of the issued and outstanding shares as at the June 29, 2011 annual general meeting.

Each option entitles the holder to acquire one common share at its exercise price. Options vest over 18 months, from the date of grant, and expire five years from the date of grant.

The Company recorded $1,785,065 of stock-based compensation expense during the year ended December 31, 2011 (2010 - $1,129,948).

A summary of stock option information as at December 31, 2011 is as follows:

		Weighted
		average
	Number of	exercise
	Shares	price
		C$

Options outstanding at December 31, 2009	4,400,000	1.36
Granted	3,400,000	1.13
Exercised	(400,000)	1.28
Options outstanding at December 31, 2010	7,400,000	1.26
Granted	310,000	1.70
Exercised	(1,868,123)	1.23
Forfeited	(184,849)	1.32
Expired	(100,000)	1.23
Options outstanding at December 31, 2011	5,557,028	1.29

		Stock options outstanding		Options exercisable
			Weighted
			average
		Weighted	remaining	Number of	Weighted
	Number of	average	contractual	exercisable	average
Range of	stock options	exercise	life	options	exercise
exercise prices	outstanding	price	(years)	outstanding	price
C$		C$			C$

1.09 - 1.11	2,488,051	1.09	4.08	1,884,288	1.09
1.34 - 1.50	1,893,977	1.35	2.11	1,822,727	1.35
1.53 - 2.01	1,175,000	1.59	1.88	1,006,250	1.55
	5,557,028	1.29	2.95	4,713,265	1.29

(d) The fair value of the Company’s stock-based awards granted to employees, non-employee directors and consultants for the year ended December 31, 2011 and December 31, 2010 was estimated using the Black-Scholes option-pricing model using the following weighted average assumptions:

	December 31,	December 31,
	2011	2010

Expected life (in years)	5	5
Risk-free interest rate	1.42%	3.00%
Expected stock volatility	86%	86%
Dividend yield	0%	0%

The weighted average fair value per stock option granted during the year-ended December 31, 2011 was $1.14 (2010 - $0.96 per stock option).

As the Company incurred losses for the years ended December 31, 2011 and 2010, the share purchase warrants as disclosed in Note 16 and the stock options as disclosed in this note were not included in the computation of loss per share as their inclusion would have been anti-dilutive.

Related party transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related party transactions

18. Related party transactions

(a) The following expenses were accrued/paid to directors, officers, significant shareholders and the spouse of a director of the Company:

	December 31,	December 31,
	2011	2010
	$	$

Directors' fees	105,714	59,830
Management fees	1,256,206	1,287,296
Bonuses	59,597	4,509,378
Secretarial	36,418	34,951
	1,457,935	5,891,455

(b) As at December 31, 2011, the Company had an account receivable of $86,768 (2010 - $88,147) with a company that had a common director (Chief Executive Officer of the Company). The receivable has been outstanding for over a year and it is unlikely it will be paid in the foreseeable future so an allowance for the full amount has been provided.

(c) As at December 31, 2011, the Company had an accounts receivable of $42,478 (2010 - nil) from the Chief Executive Officer of the Company.

(d) As at December 31, 2011, the Company advanced directors fees of $7,376 (2010 - $7,493).

Related party transactions are measured at the exchange amount, which is the consideration established and agreed to by the related parties, unless otherwise noted.

Commitments	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments

19. Commitments

	Total	2012	2013	2014	2015	2016	Thereafter (1)
	$	$	$	$	$	$	$

Right of way agreement (a)	874,339	144,308	144,852	145,412	145,989	146,583	147,195
Office leases (b) (c)	833,909	178,374	157,506	151,763	159,152	160,383	26,731
Management contract (d)	1,472,159	227,592	234,420	241,452	248,696	256,157	263,842
Operations and maintenance agreement (e) (f)	11,536,650	408,400	334,650	2,533,400	2,753,400	2,753,400	2,753,400
Interconnection agreement (g)	2,000,000	2,000,000	-	-	-	-	-
Engineering, procurement and construction agreement (h)	368,794	368,794	-	-	-	-	-
Dark fiber lease (i)	46,984	7,355	7,539	7,728	7,921	8,119	8,322
Decommission funding (j)	742,595	-	148,519	148,519	148,519	148,519	148,519
Land lease (k)	853,436	171,406	171,406	146,406	121,406	121,406	121,406
Vehicle Leases (l)	84,476	23,350	33,184	27,942	-	-	-
	18,813,342	3,529,579	1,232,076	3,402,622	3,585,083	3,594,567	3,469,415
(1)Assumes annualized payment.

(a) The Company has a BLM right-of-way that expires on September 22, 2037. The right-of-way requires annual payments based on the installed kilowatt (kw) capacity and BLM factors being the number of operational hours in the year, capacity factors, royalty percentages and sales price per kw. The Company also has an obligation to remove foundations and equipment on the termination of the land right-of-way agreement.

The Company has a railway crossing and land lease agreement with BNSF Railway for its Kingman project, which expires in June 1, 2031. The agreement requires a $10,000 payment in the first year, followed by $1,800 payments per annum, for the railway crossing, and annual land lease payments are $15,794, both are subject to increases of 3% per annum for inflation.

(b) The Company entered into a sublease agreement for office space in Vancouver, B.C. that expires in February 2012. In January 2011, the Company increased the subleased area under the sublease agreement. The total base rent is C$6,580 per month and operating costs are approximately C$5,000 per month. In September 2011, the Company executed a new lease agreement, commencing March 1, 2012 extending the expiry date to March 1, 2017. Total base rent for years 1 and 2 is C$7,968 per month, year 3 is C$8,264 per month, and years 4 and 5 is C$8,890 per month. Operating costs are approximately C$4,700 per month.

(c) The Company has entered into a lease agreement for office space in Tehachapi, California that will expire July 2012. The base rent is $1,700 per month.

(d) The Company has entered into an operations and maintenance agreement with Green Energy Maintenance Corp. (“GEM”) that requires the Company to reimburse the contractor for all costs incurred for maintaining the Mesa and Windridge wind farms plus a management fee of $227,592 per annum. The agreement is renewable annually with 30 days’ notice from its December 15, 2011 renewal date.

(e) The Company entered into an Operations and Maintenance Agreement with Gamesa for both the Windstar and Kingman projects. Gamesa will provide materials, supplies, consumables, equipment, and vehicles necessary for the operation and maintenance of the turbine equipment.

Starting the third year after the commencement date of the Windstar project, during the warranty period, the Company will pay an annual fixed fee of $44,000 per turbine for a period of five years. The fee shall be revised annually for inflation starting after the third year within the five year period. After the initial five year warranty period, an additional $25,000 per turbine will be added to the last annual fixed fee for an additional five year period.

During the warranty period for the Kingman project, the Company will pay an annual fixed fee of $59,000 per turbine for a period of two years.

(f) On November 30, 2010, the Company entered into an Asset Management and Operations and Maintenance Agreement with Green Energy Maintenance Corp (“GEM”) related to the Windstar project. GEM will serve as asset manager for Windstar. Starting on the services commencement date, which will be 30 days prior to the substation energizing date, the Company will pay GEM a management fee of $75,000 per year and an O&M service fee paid monthly based on an approved budget. The term of the agreement is for 24 months from the date on which GEM occupies the project site.

On December 17, 2010, the Company entered into an Asset Management and Operations and Maintenance Agreement with GEM related to the Kingman project. GEM will serve as manager and administrator and operation and maintenance provider for Kingman. Starting on the services commencement date, which will be 30 days prior to the substation energizing date, the Company will pay GEM a management fee of $38,400 per year and an O&M service fee paid monthly based on an approved budget. The term of the agreement is for 24 months from the date on which GEM occupies the project site and will automatically extend annually, for an additional year, until the expiration of the power purchase agreement unless the Company gives written notice to terminate.

(g) On November 11, 2010, the Company entered into a Common Facilities Agreement with Sky River, LLC for its Windstar project. Under this agreement, the Company is obligated to pay an operations and maintenance cost sharing and license fee. An initial payment of $2,000,000 is due 120 days after the initial operations date under the PPA and a second payment of $2,500,000 is due on the tenth anniversary of such date.

(h) On November 30, 2010 the Company entered into a $45 million engineering, procurement and construction agreement with RMT Inc. as the contractor during construction of the Windstar project. Pursuant to this agreement, the Company paid an initial deposit of $10.3 million in December 2010. The remainder of the contract price will be paid throughout the construction period.

(i) On September 6, 2011, the Company entered into a dark fiber license agreement with UNS Electric Inc. (“UNS”). Under the agreement UNS will license the Company to use their dark fiber strands for five years. The Company will pay a license fee of $400 per route mile for each fiber pair annually on September 6th for the 20 year life of the agreement with an increase of 2.5% each year.

(j) Pursuant to item 15 of resolution 2007-404 from the Mohave County Board of Supervisors, the Company is required to maintain a letter of credit, bond or other appropriate form of security, in the amount of the full decommissioning cost net of salvage value, at the end of the life of the Kingman project. The Company received approval from the Mohave County Board of Supervisors to fund this security over the 20 year life of the project starting in year 2.

(k) On February 22, 2011, the Company entered into a ground lease agreement with Rocking Chair Ranch, Inc., an Arizona corporation. The Company has paid an initial payment of $50,000 in March 2011 and will pay $50,000 on or before the first day of each anniversary of the effective date of February 22, 2011 during the feasibility development term as defined in the lease agreement. The lease may not be terminated by the Company during the first forty-two months of the lease.

The Company entered into a 527 acre ground lease agreement with eight parties for the Windswept project, in California. Under this agreement, the Company will pay a minimum of $121,406 per annum over the 30 year lease term.

(l) In September 2011, the Company entered into a vehicle operating lease agreement, payable monthly over the 36 month lease term, with the lease expiring in October 2014. The Company entered into a second vehicle operating lease agreement in October 2011, payable monthly over the 36 month lease term, with the lease expiring in November 2014.

(m) On December 17, 2010, in exchange for the Company receiving financing for its Kingman project the Company executed an Alliance Agreement providing RMT an exclusive first right of refusal to serve as the sole and exclusive EPC contractor on Western Wind’s’ next one hundred and fifty megawatts (150MW) of development of wind and solar powered electrical generation facilities in the U.S., U.S. territories, and Canada, not inclusive of the Windstar and Kingman Projects.

Contingencies	12 Months Ended
Dec. 31, 2011
Loss Contingency [Abstract]
Contingencies

20. Contingencies

As at December 31, 2011, the Company has only seven employees, and remunerates all officers, directors, and other individuals by way of consulting fees. If certain of these individuals were deemed to be employees of the Company, as opposed to consultants, then the Company could be contingently liable for employer related withholdings and costs.

Economic dependence and segmented reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Economic dependence and segmented reporting

21. Economic dependence and segmented reporting

The Company’s revenue-producing operations consist of generating wind and solar energy in the States of California and Arizona. The Company’s revenues are derived from a single customer in California and a single customer in Arizona. The revenues are based on power purchase agreements signed between the parties. The customers have credit ratings of A-2 by Standard & Poor’s (“S&P”) and Ba1 by Moody’s, respectively.

The Company is primarily involved in the acquisition and development of wind farms in the U.S. and has determined that its reportable segment is based on the fact that the Company’s projects have the same economic characteristics and represents the manner in which the Company’s chief decision maker views and evaluates the Company’s business. The Company has one reportable segment.

Financial instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Abstract]
Financial instruments

22. Financial instruments

(a) Categories of financial assets and liabilities

All financial instruments must initially be recognized at fair value on the balance sheet. The Company has classified each financial instrument into the following categories: held-for-trading assets and liabilities, loans and receivables, held-to-maturity investments, available-for-sale financial assets, and other financial liabilities. Subsequent measurement of the financial instruments is based on their classification.

Changes in unrealized gains and losses on held-for-trading financial instruments are recognized in the statements of operations. Gains and losses on available-for-sale financial assets are recognized in other comprehensive income (“OCI”) and are transferred to the statements of operations when the asset is disposed of or impaired. The other categories of financial instruments are measured at amortized cost using the effective interest rate method. Transaction costs that are directly attributable to the acquisition or issue of a financial asset or financial liability are recorded to the balance sheet as deferred charges.

The Company has made the following classifications:

  Cash and restricted cash are classified as financial assets held-for-trading and are measured on the balance sheet at fair value;

  Accounts receivable, refundable tax credits, prepaid expenses, and deposits are classified as loans and receivables and are initially measured at fair value and subsequent periodic revaluations are recorded at amortized cost using the effective interest rate method; and

  Accounts payable, accrued liabilities, accrued interest liabilities and loans payable (including current portion) are classified as other liabilities and are initially measured at fair value and subsequent periodic revaluations are recorded at amortized cost using the effective interest rate method.

  Warrants are classified as other liabilities and are measured at the fair value at each reporting date using the Black-Scholes pricing model.

  Interest rate swap derivatives are currently classified as financial liabilities and are remeasured at the fair value at each reporting date using valuations obtained from the counterparty, which have been assessed by management as reasonable.

The carrying values of accounts receivable, accounts payable, accrued liabilities and accrued interest approximate their fair value at December 31, 2011 and December 31, 2010 due to their short-term nature and management’s expectations that interest rates, if any, approximate current market conditions. The Company is exposed to credit related losses, which are minimized as all sales are made under contracts with a large utility customer in California having a credit rating of A-2 by S&P, and a large utility customer in Arizona having a credit rating of Ba1 by Moody’s. No reclassifications or derecognition of financial instruments occurred in the period.

The Company’s credit facilities (Note 12) are exposed to interest rate risk. The Company mitigates this risk by fixing certain interest rates upon the inception of the debt. The effective and fair value interest rates for loans payable, other than the senior secured notes, are estimated to be the same and for the senior secured notes are substantially the same as at December 31, 2011. Therefore, the carrying value of the loans payable reflects the amortized value.

(b) Derivative instruments and hedging activities

The Company uses interest rate swap contracts to manage its exposure to fluctuations in interest rates over the seven year period of the floating rate portion of the long-term debt related to the Kingman project. These contracts are carried at fair value which was determined based on valuations obtained from the counterparty, which have been assessed by management as reasonable.

(c) Credit risk, liquidity risk, currency risk, interest rate risk and commodity price risk

The Company has limited exposure to credit risk, as the majority of its sales contracts are with large utility customers, and the Company’s cash is held with major North American financial institutions. Historically, the Company has not had collection issues associated with its trade receivables and the aging of trade receivables is reviewed on a regular basis to ensure the timely collection of amounts owing to the Company. At December 31, 2011, less than 1% of the Company’s trade receivables were not current. The Company manages its credit risk by entering into sales agreements with credit worthy parties and through regular review of accounts receivable. The maximum credit exposure of the Company approximates the carrying value of cash, restricted cash, accounts receivable and taxes refundable. This risk management strategy is unchanged from the prior year.

The Company manages its liquidity risk associated with its financial liabilities (primarily those described in Note 12 and current liabilities) through the use of cash flow generated from operations, combined with strategic use of long term debt and issuance of additional equity, as required to meet the capital requirements of maturing financial liabilities. The contractual maturities of the Company’s long term financial liabilities are disclosed in Note 12, and remaining financial liabilities, consisting of accounts payable, accrued liabilities and accrued interest liabilities are expected to be realized within one year. In accordance with the Kingman credit agreement, in order to be eligible to make distributions, the Company must maintain a debt service coverage ratio of at least 1.20 to 1.00 on each calculation date (Note 23). The Company’s first calculation date being June 30, 2012, and quarterly thereafter. As of December 31, 2011, the Company has not made any distributions. This risk management strategy is unchanged from the prior year.

The Company’s foreign exchange exposure is its Canadian dollar net assets. Based upon the net assets of the Company’s self-sustaining operations as at December 31, 2011, a 1% change in the Canadian dollar-U.S. dollar blended forward exchange rate would result in a $167,000 impact to accumulated other comprehensive income (“AOCI”).

The Company is exposed to interest rate risk through its variable rate Kingman term loan (Note 12). This risk is partially mitigated through two interest rate swap contracts (Note 13). As Windstar is currently under construction, all interest related to the variable rate debt is being capitalized as finance costs and has no effect on net earnings or equity until construction completion. Based on balances as at December 31, 2011, a 10 basis point change in interest rates would have changed power project development and construction costs and accrued interest by $255,000.

The Company generates revenue through variable price power purchase agreements with a California utility company on its Mesa and Windridge wind farms. The power rates reflect current natural gas market prices and therefore the Company is exposed to commodity price risk of these projects. A 1% decrease, on an absolute basis, in the natural gas market prices would result in reduced revenue, on an annual basis, of approximately $25,000. The Company manages the remaining power rate risk by monitoring the natural gas futures market and by being prepared to convert the current variable price contracts to fixed price long term contract if and when this is deemed to be necessary. This risk management strategy is unchanged from the prior year.

Cash and restricted cash are stated at amounts compatible with those prevailing in the market, are highly liquid, and are maintained with prime financial institutions for high liquidity.

(d) Fair value hierarchy

As of December 31, 2011, the undernoted were reported at fair value.

	Level 1	Level 2	Level 3	Total
	$	$	$	$

Cash	429,583	-	-	429,583
Restricted cash	47,015,675	-	-	47,015,675
Interest rate swap contract	-	(2,046,708)	-	(2,046,708)
Warrants	-	(5,664,412)	-	(5,664,412)
	47,445,258	(7,711,120)	-	39,734,138

The Company uses two interest rate swap contracts to manage its exposure to fluctuations in interest rates over the 18 year period of the floating rate portion of the long-term debt related to the Kingman project. This contract is carried at fair value which was determined based on valuations obtained from the counterparty, which have been assessed by management as reasonable.

The fair value of the Company’s warrants for the years ended December 31, 2011 and December 31, 2010 were estimated using the Black-Scholes pricing model (Note 16(ix)).

Capital disclosures	12 Months Ended
Dec. 31, 2011
Capital Disclosures [Abstract]
Capital disclosures

23. Capital disclosures

The Company’s stated objective when managing capital (comprised of the Company’s debt and shareholders’ equity) is to utilize an appropriate amount of leverage to ensure that the Company is able to carry out its strategic plans and objectives.

To carry out the Company’s strategic plans and objectives, the Company incorporates subsidiaries that hold long term debt and maintain minimum debt service coverage ratios in accordance with the project financing. The debt service coverage ratio determines the maximum debt sizing for the Windstar and Kingman projects and is effective once the projects have reached the conversion date in accordance with their applicable credit agreement.

On December 23, 2011 the Kingman construction loan facility was converted to a $16 million term loan. In accordance with the Kingman credit agreement, in order to be eligible to make distributions, the Company must maintain a debt service coverage ratio of at least 1.20 to 1.00 on each calculation date. The Company’s first calculation date being June 30, 2012, and quarterly thereafter. As at December 31, 2011, the Company has not made any distributions.

As of December 31, 2011, the Windstar project is currently under construction and has not reached the conversion date under the senior note purchase agreement. Once the Windstar project has commenced commercial operations, the Company must maintain a debt service coverage ratio of more than 1.00 to 1.00, in accordance with the senior note purchase agreement.

Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent events

24. Subsequent events

On January 21, 2012, the Company closed a non-brokered private placement of 1,550,000 Units at a price of C$2.00 per Unit for gross proceeds of C$3,100,000. Each Unit is comprised of one common share of the Company and one half of one share purchase warrant. One whole warrant entitles the holder to purchase one additional share of the Company at a price of C$2.00 per share until January 20, 2014. The securities are subject to a hold period which expires on May 21, 2012. In connection with the offering, the Company paid PI Financial Corp. ("PI") a finder's fee of C$217,000 in cash and issued to PI 108,500 share purchase warrants (the "Finder's Warrants"). Each Finder's Warrant entitles the holder to purchase one common share of the Company (the "Finder's Warrant Share") at a price of C$2.00 per share until January 20, 2014. The Finder's Warrants have the same terms as the Units and are also subject to a hold period which expires on May 21, 2011.

The Company has renewed its two corporate loan agreements, originally entered into on January 15, 2010, with two institutional investors for a total of $2,500,000. The loans including outstanding interest were renewed on January 15, 2011, and have been renewed again on January 15, 2012. The loans including outstanding interest were renewed on January 15, 2011 and renewed again on January 15, 2012. The $2,930,550 loan, comprised of the original $2,000,000 loan plus interest and bonus, bears interest at 20% per annum and the $778,287 loan, comprised of the original $500,000 loan plus interest and bonus, bears interest at 25% per annum. Both loans mature on January 15, 2013.

On January 27, 2012, the Company’s Windstar project achieved initial operations and began selling power to Southern California Edison.

On March 22, 2012, the Company submitted its Windstar project cash grant application to the U.S. Department of the Treasury. The cash grant is a U.S. Federal Government program to encourage renewable energy development through a 30% cash grant paid by the U.S. Department of Energy and is part of the American Recovery and Reinvestment Act of 2009. The Company submitted $301,855,689 of eligible costs for an estimated cash grant of up to $90,556,707, which is subject to review and approval from the Department of Treasury.

Reporting currency	12 Months Ended
Dec. 31, 2011
Differences Between Reported Amount and Reporting Currency Denominated Amount [Abstract]
Reporting currency

25.	Reporting currency

The change in reporting currency was made to better reflect the Company’s business activities, comprising primarily the construction of the wind farms in the U.S. and the associated U.S. dollar denominated financings and U.S. dollar denominated power purchase agreements. Prior to this change, the Company reported its annual consolidated balance sheets and the related consolidated statements of shareholders’ equity, comprehensive income (loss) and warrants and cash flows in Canadian dollars (CAD). In making this change in reporting currency, the Company followed the recommendations of the FASB Accounting Standards Codification (ASC) 830-45.

In accordance with ASC 830-45, the financial statements for all years and periods presented have been translated into the new reporting currency using the current rate method. Under this method, the statements of operations and cash flow statement items for each year have been translated into the reporting currency using the average exchange rates prevailing during each reporting period. All assets and liabilities have been translated using the exchange rate prevailing at the consolidated balance sheet dates. All resulting exchange differences arising from the translation are included as a separate component of other comprehensive income. All comparative financial information has been restated to reflect the Company’s results as if they had been historically reported in U.S. dollars in accordance with U.S. GAAP.

Statement of operations for the twelve months ended December 31, 2010

	Canadian	Adjustment	U.S.
	$	$	$

Revenue
Energy sales	2,717,417	(79,490)	2,637,927

Expenses
Cost of sales	1,491,476	(43,628)	1,447,848
General and administration	2,928,098	(102,878)	2,825,220
Project development	6,967,725	(203,610)	6,764,115
Amortization	956,270	(27,973)	928,297
Asset retirement obligation accretion	7,011	(205)	6,806
Interest on loan payable	68,499	(2,004)	66,495
Foreign exchange loss	(208,268)	6,093	(202,175)
	12,210,811	(374,205)	11,836,606

Operating loss	(9,493,394)	294,715	(9,198,679)
Interest income	16,049	(469)	15,580
Gain on sale of assets	23,344	(683)	22,661
Mark to market loss on Canadian dollar warrants	(1,291,964)	(126,769)	(1,418,733)

Loss before income taxes	(10,745,965)	166,794	(10,579,171)
Income tax recovery	11,483,879	(335,925)	11,147,954
Net Income	737,914	(169,131)	568,783

Balance sheet as at December 31, 2010

	Canadian	Adjustment	U.S.
	$	$	$
Assets
Current assets
Cash	1,120,373	(1,007)	1,119,366
Accounts receivable	213,661	(192)	213,469
Refundable tax credits	235,084	(211)	234,873
Prepaid expenses and deposits	1,395,019	(1,255)	1,393,764
	2,964,137	(2,665)	2,961,472

Restricted cash	127,242,570	(114,415)	127,128,155
Deposits	82,386,570	(74,081)	82,312,489
Deferred charges	16,542,594	(332,011)	16,210,583
Power project development and construction costs	12,383,514	(117,985)	12,265,529
Property and equipment	17,662,228	(15,882)	17,646,346
Intangible assets	206,187	(186)	206,001
Goodwill	3,698,323	(3,325)	3,694,998
Deferred income tax assets	8,566,300	(7,703)	8,558,597
	271,652,423	(668,253)	270,984,170

Liabilities
Current liabilities

Accounts payable	3,473,451	(3,120)	3,470,331
Accrued liabilities	5,578,836	(5,020)	5,573,816
Accrued interest liabilities	1,066,616	(959)	1,065,657
Loans payable, current	16,123,246	(8,421)	16,114,825
	26,242,149	(17,520)	26,224,629

Loans payable, non current	208,592,572	(510,777)	208,081,795
Interest rate swap contract	476,570	(429)	476,141
Asset retirement obligation	79,121	(71)	79,050
Warrants	6,429,869	(5,782)	6,424,087
	241,820,281	(534,579)	241,285,702
Shareholders' equity
Share capital	54,568,612	(6,611,369)	47,957,243
Additional paid in capital	12,074,781	(1,074,030)	11,000,751
	66,643,393	(7,685,399)	58,957,994

Accumulated other comprehensive loss	(3,516,761)	2,505,387	(1,011,374)
Accumulated deficit	(33,294,490)	5,046,338	(28,248,152)
	(36,811,251)	7,551,725	(29,259,526)
	29,832,142	(133,674)	29,698,468
	271,652,423	(668,253)	270,984,170

Statement of cash flows for the year ended December 31, 2010

	Canadian	Adjustment	U.S.
	$	$	$

Operating activities
Net Income	737,914	(169,131)	568,783
Items not involving cash
Amortization	956,270	(27,973)	928,297
Asset retirement obligation accretion	7,011	(205)	6,806
Deferred income taxes	(11,483,879)	335,951	(11,147,928)
Stock-based compensation expense	1,152,958	(23,010)	1,129,948
Unrealized foreign exchange gain	(25,290)	3,109	(22,181)
Gain on sale of assets	(23,344)	683	(22,661)
Mark to market loss on Canadian dollar warrants	(1,291,964)	(126,769)	(1,418,733)
	(9,970,324)	(7,345)	(9,977,669)
Change in working capital
Accounts receivable	27,832	(39)	27,793
Refundable tax credits	(145,605)	(9,411)	(155,016)
Prepaid expenses and deposits	(924,986)	(15,288)	(940,274)
Income taxes refundable	195,897	(8,633)	187,264
Accounts payable	8,185,978	(25,614)	8,160,364
	(2,631,208)	(66,330)	(2,697,538)

Investing activities
Restricted cash	(127,136,456)	109,768	(127,026,688)
Property and equipment deposits	(82,014,826)	167,015	(81,847,811)
Power project development and construction costs	(6,761,543)	343,195	(6,418,348)
Purchase of property and equipment	(905,354)	26,452	(878,902)
	(216,818,179)	646,430	(216,171,749)

Financing activities
Shares and warrants issued for cash, net of issuance costs	6,855,100	(208,895)	6,646,205
Loan drawdowns	211,832,508	(289,268)	211,543,240
	218,687,608	(498,163)	218,189,445

Net increase (decrease) in cash	(761,779)	81,937	(679,842)
Cash position, beginning of period	1,882,152	(82,944)	1,799,208
Cash position, end of period	1,120,373	(1,007)	1,119,366

Supplemental cash flow information
Interest paid in cash	13,084	(383)	12,701
Interest income received	2,918	(86)	2,832